DEBT SECURITIES IN ISSUE (Details) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)
Disclosure of debt securities in issue [Line Items]
Notional amount		$ 7,009,473		$ 8,408,283
Debt instruments issued		19,648,714		18,704,809
Entity one [Member] | Country of domicile [member]
Disclosure of debt securities in issue [Line Items]
Notional amount		5,162,515		5,458,619
Debt instruments issued		$ 5,247,501		$ 5,562,900
Entity two [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount			$ 3,242,405		$ 3,246,970
Debt instruments issued			9,532,927		9,814,915
Entity three [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount			547,000		530,000
Debt instruments issued			1,622,238		1,581,348
Entity four [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount			260,310		272,282
Debt instruments issued			784,567		826,069
Entity five [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount			302,264		302,272
Debt instruments issued			910,270		$ 919,577
Entity six [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount			519,300
Debt instruments issued			$ 1,551,211
Bottom of range [member] | Entity one [Member] | Country of domicile [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	[1]	5.59%	5.59%	5.49%	5.49%
Bottom of range [member] | Entity two [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		1.90%	1.90%	5.54%	5.54%
Bottom of range [member] | Entity three [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		5.36%	5.36%	4.25%	4.25%
Bottom of range [member] | Entity four [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		1.90%	1.90%	1.30%	1.30%
Bottom of range [member] | Entity five [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		0.25%	0.25%	0.25%	0.25%
Bottom of range [member] | Entity six [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		2.65%	2.65%
Top of range [member] | Entity one [Member] | Country of domicile [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		7.00%	7.00%	6.90%	6.90%
Top of range [member] | Entity two [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		6.31%	6.31%	7.84%	7.84%
Top of range [member] | Entity three [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		7.99%	7.99%	6.75%	6.75%
Top of range [member] | Entity four [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		2.90%	2.90%	2.65%	2.65%
Top of range [member] | Entity five [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		7.25%	7.25%	7.25%	7.25%
Top of range [member] | Entity six [Member] | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate		3.65%	3.65%

[1]	Consumer price index.